Quarterly Holdings Report
for
Fidelity Freedom® Blend 2060 Fund
December 31, 2025
FBF-Y60-NPRT3-0226
1.9892482.107
Bond Funds - 4.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	89,651	679,555
Fidelity Series Emerging Markets Debt Fund (b)	865,100	7,379,303
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	204,265	1,948,683
Fidelity Series Floating Rate High Income Fund (b)	140,574	1,237,050
Fidelity Series High Income Fund (b)	817,809	7,286,681
Fidelity Series International Developed Markets Bond Index Fund (b)	788,221	6,684,113
Fidelity Series Long-Term Treasury Bond Index Fund (b)	7,344,559	39,587,173
Fidelity Series Real Estate Income Fund (b)	122,108	1,234,516
TOTAL BOND FUNDS (Cost $66,895,641)		66,037,074

Domestic Equity Funds - 55.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	7,697,394	176,886,126
Fidelity Series Commodity Strategy Fund (b)	95,153	9,206,045
Fidelity Series Large Cap Growth Index Fund (b)	3,801,536	113,361,813
Fidelity Series Large Cap Stock Fund (b)	4,030,327	107,609,722
Fidelity Series Large Cap Value Index Fund (b)	11,725,254	213,751,374
Fidelity Series Small Cap Core Fund (b)	3,331,883	45,047,057
Fidelity Series Small Cap Opportunities Fund (b)	1,341,487	21,758,912
Fidelity Series Value Discovery Fund (b)	4,505,904	76,735,545
TOTAL DOMESTIC EQUITY FUNDS (Cost $597,698,972)		764,356,594

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,574,241	50,841,251
Fidelity Series Emerging Markets Fund (b)	2,909,244	34,154,529
Fidelity Series Emerging Markets Opportunities Fund (b)	5,572,037	137,350,705
Fidelity Series International Growth Fund (b)	4,790,202	91,540,760
Fidelity Series International Index Fund (b)	2,302,847	34,796,020
Fidelity Series International Small Cap Fund (b)	877,844	15,704,624
Fidelity Series International Value Fund (b)	5,938,930	92,647,303
Fidelity Series Overseas Fund (b)	6,135,033	91,596,039
Fidelity Series Select International Small Cap Fund (b)	78,258	1,081,523
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $449,298,599)		549,712,754

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (b) (Cost $881)	89	881

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	60,000	59,923
US Treasury Bills 0% 1/2/2026 (d)	3.90	260,000	260,000
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	810,000	808,401
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	1,210,000	1,206,806
US Treasury Bills 0% 1/8/2026 (d)	3.86 to 3.89	670,000	669,612
US Treasury Bills 0% 2/26/2026 (d)	3.75 to 3.78	470,000	467,423
US Treasury Bills 0% 3/12/2026 (d)	3.64	20,000	19,864
US Treasury Bills 0% 3/19/2026 (d)	3.56	190,000	188,585
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.67	460,000	457,200
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,136,822)			4,137,814

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	1,694,959	1,695,298
Fidelity Series Government Money Market Fund (b)(f)	3.84	8	8
TOTAL MONEY MARKET FUNDS (Cost $1,695,377)			1,695,306

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,119,726,292)	1,385,940,423
NET OTHER ASSETS (LIABILITIES) - 0.0%	(485,865)
NET ASSETS - 100.0%	1,385,454,558

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	58	3/2026	8,416,090	16,704
ICE MSCI Emerging Markets Index Contracts (United States)	13	3/2026	917,410	17,747

TOTAL EQUITY CONTRACTS				34,451

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	442	3/2026	50,726,406	(259,101)
CBOT US Treasury Long Bond Contracts (United States)	259	3/2026	29,841,656	(342,669)

TOTAL INTEREST RATE CONTRACTS				(601,770)

TOTAL LONG				(567,319)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	113	3/2026	14,113,700	263,193
CME E-Mini S&P 500 Index Contracts (United States)	36	3/2026	12,406,500	14,147

TOTAL SHORT				277,340

TOTAL FUTURES CONTRACTS				(289,979)
The notional amount of long futures as a percentage of Net Assets is 6.6%.
The notional amount of short futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,137,814.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,441,108	20,450,467	22,196,219	57,732	14	(72)	1,695,298	1,694,959	0.0%
Total	3,441,108	20,450,467	22,196,219	57,732	14	(72)	1,695,298

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	494,668	231,205	31,825	26,693	(1,399)	(13,094)	679,555	89,651
Fidelity Series Blue Chip Growth Fund	120,517,786	34,410,192	19,625,036	6,303,509	(102,699)	41,685,883	176,886,126	7,697,394
Fidelity Series Canada Fund	28,063,512	17,335,319	2,007,646	1,041,887	(710)	7,450,776	50,841,251	2,574,241
Fidelity Series Commodity Strategy Fund	1,980,972	7,382,243	289,784	72,564	328	132,286	9,206,045	95,153
Fidelity Series Corporate Bond Fund	9,953	103,346	115,591	1,220	2,264	28	-	-
Fidelity Series Emerging Markets Debt Fund	5,255,306	1,983,810	291,907	295,389	(10,055)	442,149	7,379,303	865,100
Fidelity Series Emerging Markets Debt Local Currency Fund	1,498,078	421,875	74,218	128,953	336	102,612	1,948,683	204,265
Fidelity Series Emerging Markets Fund	24,003,254	6,351,437	3,569,771	830,531	142,871	7,226,738	34,154,529	2,909,244
Fidelity Series Emerging Markets Opportunities Fund	96,070,893	25,768,174	14,674,286	3,480,708	1,011,963	29,173,961	137,350,705	5,572,037
Fidelity Series Floating Rate High Income Fund	970,791	324,027	53,042	66,195	(1,437)	(3,289)	1,237,050	140,574
Fidelity Series Government Bond Index Fund	66,635	328,037	396,692	1,025	2,215	(195)	-	-
Fidelity Series Government Money Market Fund	-	4,172	4,164	8	-	-	8	8
Fidelity Series High Income Fund	5,315,404	2,011,839	286,487	353,332	3,901	242,024	7,286,681	817,809
Fidelity Series International Developed Markets Bond Index Fund	9,423,235	2,357,210	5,026,942	328,704	(111,945)	42,555	6,684,113	788,221
Fidelity Series International Growth Fund	65,303,313	24,593,909	2,759,266	7,346,342	(148,120)	4,550,924	91,540,760	4,790,202
Fidelity Series International Index Fund	24,954,521	6,717,875	1,713,550	1,182,628	(2,532)	4,839,706	34,796,020	2,302,847
Fidelity Series International Small Cap Fund	12,806,160	3,501,979	1,464,398	2,132,852	(78,424)	939,307	15,704,624	877,844
Fidelity Series International Value Fund	68,984,800	23,515,448	10,361,302	9,539,144	(23,195)	10,531,552	92,647,303	5,938,930
Fidelity Series Investment Grade Bond Fund	49,984	303,790	357,034	1,252	3,338	(78)	-	-
Fidelity Series Investment Grade Securitized Fund	9,978	98,594	109,057	1,095	486	(1)	-	-
Fidelity Series Large Cap Growth Index Fund	76,729,914	20,312,854	8,010,203	1,080,863	8,956	24,320,292	113,361,813	3,801,536
Fidelity Series Large Cap Stock Fund	70,664,498	29,568,939	7,244,655	9,533,694	(4,206)	14,625,146	107,609,722	4,030,327
Fidelity Series Large Cap Value Index Fund	149,186,263	60,194,737	12,465,921	7,285,733	(53,202)	16,889,497	213,751,374	11,725,254
Fidelity Series Long-Term Treasury Bond Index Fund	42,850,890	13,504,772	15,986,366	1,315,004	(3,801,832)	3,019,709	39,587,173	7,344,559
Fidelity Series Overseas Fund	65,544,917	27,086,860	2,872,501	7,742,152	(167,795)	2,004,558	91,596,039	6,135,033
Fidelity Series Real Estate Income Fund	986,124	290,372	55,208	56,639	1,383	11,845	1,234,516	122,108
Fidelity Series Select International Small Cap Fund	178,160	843,792	88,173	31,324	3,706	144,038	1,081,523	78,258
Fidelity Series Small Cap Core Fund	34,451,616	5,045,601	3,492,073	371,459	25,752	9,016,161	45,047,057	3,331,883
Fidelity Series Small Cap Opportunities Fund	15,318,205	4,072,949	1,194,279	942,717	(1,379)	3,563,416	21,758,912	1,341,487
Fidelity Series Treasury Bill Index Fund	-	309,219	308,639	882	300	1	881	89
Fidelity Series Value Discovery Fund	53,837,832	23,101,204	5,642,461	4,265,171	50,771	5,388,199	76,735,545	4,505,904
	975,527,662	342,075,780	120,572,477	65,759,669	(3,250,360)	186,326,706	1,380,107,311

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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